Borrowings and financing (Details Narrative) - BRL (R$) R$ in Millions			3 Months Ended	12 Months Ended
	Aug. 07, 2023	Jul. 20, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowing costs				R$ (37)	R$ (33)
Debentures Promissory Note And Certificate Of Agribusiness Receivables [Member]
IfrsStatementLineItems [Line Items]
Borrowing costs		R$ 1,000	R$ 1,500
Disbursed amount	R$ 21
Acquisition of debentures shares	27,330
Nominal value of debentures	R$ 28
Debentures percenatge	1.80%
Gain on borrowings				R$ 7
Debentures Promissory Note And Certificate Of Agribusiness Receivables [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Maturity		4 years	5 years
Debentures Promissory Note And Certificate Of Agribusiness Receivables [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Maturity		5 years	7 years
Swap Contracts [Member]
IfrsStatementLineItems [Line Items]
Weighted average annual rate of CDI				13.04%	12.39%